CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net income	$ 1,644,153	$ 1,028,823	$ 143,313
Other comprehensive income (loss):
Foreign currency translation adjustments	(433,849)	211,310	(276,559)
Reclassification of accumulated foreign currency translation losses to net loss as a result of the sale of a foreign entity	0	0	62,925
Income tax benefit related to foreign currency translation adjustments	4,993	4,131	2,698
Net unrealized gains (losses) on hedging activities	34,399	(19,683)	12,915
Reclassification of net unrealized (gains) losses on hedging activities to interest expense	(8,731)	(4,609)	21,327
Income tax (expense) benefit related to hedging activities	(6,227)	5,853	(8,172)
Other, net of tax	141	439	(222)
Other comprehensive income (loss)	(409,274)	197,441	(185,088)
Comprehensive income (loss)	1,234,879	1,226,264	(41,775)
Comprehensive income attributable to noncontrolling interests	(19,320)	(92,987)	(18,519)
Comprehensive income (loss) attributable to Global Payments	$ 1,215,559	$ 1,133,277	$ (60,294)